Equity, Convertible Preferred Stock (Q3) (Details) - USD ($)								9 Months Ended	12 Months Ended
	Jul. 03, 2018	Nov. 27, 2017	Apr. 24, 2017	Jan. 10, 2017	Nov. 03, 2016	Oct. 30, 2016	Jul. 20, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock Disclosures [Abstract]
Proceeds from issuance of convertible preferred stock and Warrants					$ 3,600,000	$ 3,800,000	$ 3,500,000
Common stock issued (in shares)			10,000
Preferred stock, shares outstanding (in shares)								0	0	0
Net proceeds from issuance of convertible preferred stock		$ 16,200,000	$ 8,000,000
Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)			22,858
Series B-1 Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Proceed from issuance of preferred stock						$ 1,600,000
Preferred stock, shares outstanding (in shares)									0	1,824.4
Conversion price (in dollars per share)						$ 1,428
Number of convertible preferred shares converted (in shares)										402.8
Number of preferred shares converted to common stock (in shares)									1,276	282
Preferred stock issued (in shares)						2,227.2			0	1,824.4
Series B and B-1 Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock, shares outstanding (in shares)								0	0
Series C Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock, shares outstanding (in shares)									0	2,900
Beneficial conversion amount				$ 1,300,000
Conversion price (in dollars per share)					$ 1,428
Number of preferred shares converted to common stock (in shares)										0
Preferred stock issued (in shares)					2,900				0	2,900
Series D Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Proceeds from issuance of convertible preferred stock and Warrants				200,000
Beneficial conversion amount				$ 500,000
Conversion price (in dollars per share)				$ 102	$ 1,428
Number of preferred shares converted to common stock (in shares)										0
Preferred stock issued (in shares)				200
Series C and D Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Proceeds from issuance of convertible preferred stock and Warrants					$ 3,600,000
Preferred stock, shares outstanding (in shares)								0	0
Number of preferred shares converted to common stock (in shares)									3,979
Series E Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Proceed from issuance of preferred stock			$ 9,200,000
Preferred stock, shares outstanding (in shares)								0	0
Beneficial conversion amount			1,000,000						$ 1,000,000
Net proceeds from issuance of convertible preferred stock			$ 8,000,000
Percentage of placement fee offered in cash									9.00%
Number of preferred shares converted to common stock (in shares)									22,858
Preferred stock issued (in shares)			6,400						6,400
Percentage of underwriting discounts and commissions								9.00%
Series E Convertible Preferred Stock [Member] | Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)			32,858						45,715
Warrants issued to underwriter (in shares)								0	0
Series F Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Common stock issued (in shares)	181,941
Proceed from issuance of preferred stock		18,000,000
Preferred stock, shares outstanding (in shares)								565	3,780	0
Beneficial conversion amount		8,700,000
Net proceeds from issuance of convertible preferred stock		$ 16,200,000
Conversion price (in dollars per share)	$ 29.68	$ 63.00
Number of convertible preferred shares converted (in shares)								17,435	14,220
Percentage of placement fee offered in cash									8.00%
Public offering price (in dollars per share)	$ 29.68
Number of preferred shares converted to common stock (in shares)	34	286,714						278,515	226,235
Percentage of volume weighted average price of common stock, minimum		300.00%
Minimum trading volume for each trading day		$ 200,000
Preferred stock issued (in shares)		18,000						565	3,780	0
Gross proceeds from public stock offering	$ 5,400,000
Warrants exercisable (in shares)	554,222
Percentage of underwriting discounts and commissions	8.00%							8.00%
Series F Convertible Preferred Stock [Member] | Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)		573,310
Warrants issued to underwriter (in shares)								0	0
Series F Convertible Preferred Stock [Member] | Warrant Series 1 [Member]
Class of Stock Disclosures [Abstract]
Number of preferred shares converted to common stock (in shares)		34
Exercise price of warrants (in dollars per share)		$ 29.68
Series F Convertible Preferred Stock [Member] | Warrant Series 2 [Member]
Class of Stock Disclosures [Abstract]
Number of preferred shares converted to common stock (in shares)		34
Exercise price of warrants (in dollars per share)		$ 29.68
Series B, C And D Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Percentage of placement fee offered in cash								6.00%	6.00%